Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows provided by (used in) operating activities from continuing operations:
Net earnings from continuing operations	$ 1,025.1	$ 291.2	$ 445.5
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	951.7	926.4	937.7
Share-based compensation	99.8	105.0	76.0
Goodwill and intangible asset impairment		292.8	16.3
Loss on early extinguishment of debt			165.1
(Gain) loss on investment in ZimVie Inc.	(2.5)	116.6
Deferred income tax benefit	(96.3)	(64.4)	(102.1)
Changes in operating assets and liabilities, net of acquired assets and liabilities
Income taxes	(73.8)	(152.9)	(123.9)
Receivables	(51.9)	(184.7)	(40.8)
Inventories	(240.4)	(75.6)	(8.4)
Accounts payable and accrued liabilities	(55.3)	103.0	86.5
Other assets and liabilities	25.2	(1.2)	(47.6)
Net cash provided by operating activities from continuing operations	1,581.6	1,356.2	1,404.3
Cash flows provided by (used in) investing activities from continuing operations:
Additions to instruments	(311.7)	(258.3)	(273.6)
Additions to other property, plant and equipment	(291.1)	(187.9)	(143.6)
Net investment hedge settlements	33.4	89.4	1.9
Acquisition of intellectual property rights	(86.4)		(8.4)
Business combination investments, net of acquired cash	(134.9)	(99.8)
Other investing activities	11.8	(65.4)	(19.6)
Net cash used in investing activities from continuing operations	(778.9)	(522.0)	(443.3)
Cash flows provided by (used in) financing activities from continuing operations:
Net (payments) proceeds on revolving facilities	(325.0)	375.0
Proceeds from senior notes	499.8		1,599.8
Redemption of senior notes	(86.3)	(1,275.8)	(2,654.8)
Proceeds from term loan		83.0
Payments on term loans	(33.9)	(242.9)
Dividends paid to stockholders	(200.9)	(201.2)	(200.1)
Proceeds from employee stock compensation plans	101.1	78.1	122.5
Distribution from ZimVie, Inc.		540.6
Business combination contingent consideration payments	(10.3)		(8.9)
Debt issuance costs	(5.8)	(1.6)	(13.2)
Deferred business combination payments	(4.0)		(145.0)
Repurchase of common stock	(692.2)	(126.4)
Other financing activities	(6.1)	(4.5)	(6.3)
Net cash used in financing activities from continuing operations	(763.5)	(775.7)	(1,306.0)
Cash flows provided by (used in) discontinued operations:
Net cash (used in) provided by operating activities	0.0	(71.5)	94.9
Net cash used in investing activities	0.0	(7.2)	(60.3)
Net cash used in financing activities	0.0	(68.1)	0.0
Net cash (used in) provided by discontinued operations	0.0	(146.8)	34.6
Effect of exchange rates on cash and cash equivalents	0.9	(14.5)	(13.2)
Increase (decrease) in cash and cash equivalents	40.1	(102.8)	(323.6)
Cash and cash equivalents, beginning of year (includes $100.4 and $27.4 at January 1, 2022 and 2021, respectively, of discontinued operations cash)	375.7	478.5	802.1
Cash and cash equivalents, end of year (includes $100.4 at December 31, 2021 of discontinued operations cash)	$ 415.8	$ 375.7	$ 478.5